SHORT-TERM BORROWINGS - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
US commercial paper
Disclosure of detailed information about borrowings [line items]
Maximum aggregate principal allowed to issue					$ 1,500,000,000
Proceeds received from short-term borrowings	$ 17,127,000,000	$ 12,897,000,000	$ 19,752,000,000	$ 15,262,000,000
Repayments of short-term borrowings	$ 17,094,000,000	$ 12,876,000,000	19,244,000,000	14,858,000,000
US commercial paper | Minimum
Disclosure of detailed information about borrowings [line items]
Maturity term	1 day	1 day
US commercial paper | Maximum
Disclosure of detailed information about borrowings [line items]
Maturity term	397 days	397 days
Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 2,900,000,000				$ 2,200,000,000
Proceeds received from short-term borrowings	561,000,000	$ 420,000,000	0	0
Repayments of short-term borrowings	$ 564,000,000	$ 420,000,000	$ 0	$ 0